Group statement of changes in equity - USD ($) $ in Millions		Share capital	Share premium	Capital redemption reserve	Treasury shares [1]	Other reserves [2]	Retained earnings [3]	Total
Balance at beginning of period at Dec. 31, 2022		$ 175	$ 615	$ 20	$ (118)	$ (459)	$ 5,026	$ 5,259
Attributable profit for the year	[4]						263	263
Other comprehensive income						54	(71)	(17)
Total comprehensive income for the year						54	192	246	[4]
Equity dividends declared and paid							(327)	(327)
Share-based payments recognised							39	39
Cost of shares transferred to beneficiaries					24		(24)
Balance at end of period at Dec. 31, 2023		175	615	20	(94)	(405)	4,906	5,217
Attributable profit for the year	[4]						412	412
Other comprehensive income						(92)	15	(77)
Total comprehensive income for the year						(92)	427	335	[4]
Equity dividends declared and paid							(327)	(327)
Share-based payments recognised							40	40
Taxation on share-based payments							(1)	(1)
Cost of shares transferred to beneficiaries					28		(27)	1
Balance at end of period at Dec. 31, 2024		175	615	20	(66)	(497)	5,018	5,265
Attributable profit for the year	[4]						625	625
Other comprehensive income						168	4	172
Total comprehensive income for the year						168	629	797	[4]
Equity dividends declared and paid							(330)	(330)
Share-based payments recognised							43	43
Taxation on share-based payments							4	4
Purchase of own shares					(502)			(502)
Cost of shares transferred to beneficiaries					53		(41)	12
Balance at end of period at Dec. 31, 2025		$ 175	$ 615	$ 20	$ (515)	$ (329)	$ 5,323	$ 5,289

[1]	Refer to Note 19.2 for further information.
[2]	Other reserves comprises gains and losses on cash flow hedges, foreign exchange differences on translation of foreign operations and net changes on fair value of trade investments. The cumulative translation loss within other reserves at 31 December 2025 was $341m (2024: $520m, 2023: $396m).
[3]	Within retained earnings is a non-distributable capital reserve of $2,266m (2024: $2,266m, 2023: $2,266m) that arose as a result of the Group’s reorganisation in 2008.
[4]	Attributable to equity holders of the Company and wholly derived from continuing operations.